UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2017
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.2%)[1]
Consumer Discretionary (13.6%)
	Carter's Inc.	874,518	73,241
^,* IMAX Corp.		1,661,749	54,173
2	National CineMedia Inc.	3,454,224	50,639
*	Kate Spade & Co.	2,655,658	49,156
*	ServiceMaster Global Holdings Inc.	1,305,735	48,286
*	Ulta Beauty Inc.	174,585	47,536
	Cinemark Holdings Inc.	1,089,568	46,307
	Cheesecake Factory Inc.	753,967	45,434
*	Sally Beauty Holdings Inc.	1,899,351	45,205
	Bloomin' Brands Inc.	2,629,721	44,995
*	Tenneco Inc.	660,228	44,532
	Chico's FAS Inc.	3,203,861	43,220
	Wolverine World Wide Inc.	1,827,130	42,919
	La-Z-Boy Inc.	1,437,410	41,110
	New York Times Co. Class A	2,690,810	36,326
	Lennar Corp. Class A	806,053	35,990
*	LKQ Corp.	1,080,040	34,464
	DSW Inc. Class A	1,585,651	33,552
	Tractor Supply Co.	417,990	30,793
*	Grand Canyon Education Inc.	505,240	29,799
*	Ollie's Bargain Outlet Holdings Inc.	969,500	29,618
	Dick's Sporting Goods Inc.	542,547	27,995
	Dunkin' Brands Group Inc.	511,395	26,526
*	Acushnet Holdings Corp.	1,419,206	26,326
*	Bright Horizons Family Solutions Inc.	357,033	25,299
	Texas Roadhouse Inc. Class A	541,020	25,233
^	Polaris Industries Inc.	266,782	22,428
	Service Corp. International	748,375	21,800
*	Michaels Cos. Inc.	1,059,350	20,837
*	Five Below Inc.	495,825	19,759
	Ross Stores Inc.	295,200	19,516
	Papa John's International Inc.	223,898	19,081
	Expedia Inc.	153,695	18,688
*	Chuy's Holdings Inc.	629,252	18,500
*	Hibbett Sports Inc.	555,064	18,317
*	Netflix Inc.	115,100	16,196
*	Popeyes Louisiana Kitchen Inc.	254,445	16,078
*	Urban Outfitters Inc.	559,096	14,838
*	Live Nation Entertainment Inc.	500,400	14,321
*	Shutterfly Inc.	272,270	13,976
	Wingstop Inc.	461,996	13,153
	Lear Corp.	88,311	12,548
	Brunswick Corp.	192,775	11,540
	Monro Muffler Brake Inc.	173,675	10,403
*	O'Reilly Automotive Inc.	37,800	9,914
	Tupperware Brands Corp.	152,651	9,214
	Vail Resorts Inc.	53,500	9,177
	Aaron's Inc.	292,000	9,034
*	Buffalo Wild Wings Inc.	59,717	9,017

*	Burlington Stores Inc.	103,761	8,685
	Nexstar Media Group Inc. Class A	131,600	8,607
	Lithia Motors Inc. Class A	78,500	8,095
	Bob Evans Farms Inc.	139,809	7,889
	Big Lots Inc.	153,583	7,679
	Children's Place Inc.	77,265	7,495
	Brinker International Inc.	167,238	7,442
*	MGM Resorts International	254,000	7,315
	Regal Entertainment Group Class A	318,986	7,228
*	iRobot Corp.	118,429	7,172
^,* American Outdoor Brands Corp.		332,071	7,073
*	Lululemon Athletica Inc.	103,900	7,014
*	Boyd Gaming Corp.	326,716	6,639
	AMC Entertainment Holdings Inc.	189,527	6,397
	Ruth's Hospitality Group Inc.	371,400	6,370
	American Eagle Outfitters Inc.	400,631	6,054
^	Sturm Ruger & Co. Inc.	110,075	5,806
	Tailored Brands Inc.	268,412	5,704
*	Hyatt Hotels Corp. Class A	102,160	5,589
	Leggett & Platt Inc.	106,217	5,069
	ClubCorp Holdings Inc.	301,000	4,967
*	Cooper-Standard Holdings Inc.	45,510	4,791
*	American Axle & Manufacturing Holdings Inc.	192,720	3,932
	Interpublic Group of Cos. Inc.	164,449	3,869
	Libbey Inc.	187,238	3,204
*	Strayer Education Inc.	38,978	3,157
	DR Horton Inc.	94,538	2,828
	MCBC Holdings Inc.	190,264	2,654
*	Tile Shop Holdings Inc.	133,502	2,550
*	Scientific Games Corp. Class A	143,389	2,438
*	MSG Networks Inc.	95,934	2,226
	New Media Investment Group Inc.	120,851	1,842
*	Dave & Buster's Entertainment Inc.	32,521	1,771
^,* JAKKS Pacific Inc.		346,483	1,767
*	Genesco Inc.	27,939	1,682
	Domino's Pizza Inc.	9,528	1,663
*	Tempur Sealy International Inc.	33,833	1,455
	Finish Line Inc. Class A	79,846	1,373
	Bassett Furniture Industries Inc.	41,700	1,176
	Capella Education Co.	12,318	1,053
*	Hemisphere Media Group Inc. Class A	85,560	958
*	Penn National Gaming Inc.	65,942	909
	Callaway Golf Co.	78,011	884
	Culp Inc.	26,768	862
*	Denny's Corp.	57,168	696
	Pier 1 Imports Inc.	68,199	496
*	Carrols Restaurant Group Inc.	28,753	413
*	Potbelly Corp.	26,746	348
*	Taylor Morrison Home Corp. Class A	12,571	244
*	SodaStream International Ltd.	1,000	44
*	Gentherm Inc.	600	21
	Red Rock Resorts Inc. Class A	100	2
			1,582,606
Consumer Staples (2.7%)
	Nu Skin Enterprises Inc. Class A	900,375	46,712
^	Sanderson Farms Inc.	444,915	40,487
*	Post Holdings Inc.	481,031	40,253

*	TreeHouse Foods Inc.	428,885	32,544
	Greencore Group plc	7,846,159	23,357
*	Performance Food Group Co.	856,263	18,966
*	Smart & Final Stores Inc.	1,293,570	18,563
*	Monster Beverage Corp.	382,000	16,273
	Calavo Growers Inc.	243,485	13,465
	Casey's General Stores Inc.	109,818	12,618
	MGP Ingredients Inc.	274,900	11,653
*	US Foods Holding Corp.	270,266	7,351
	Ingredion Inc.	48,899	6,268
	Fresh Del Monte Produce Inc.	109,370	6,261
	Dean Foods Co.	292,629	5,812
	Ingles Markets Inc. Class A	67,700	3,063
	HRG Group Inc.	159,533	2,685
*	Omega Protein Corp.	81,774	2,040
^,* Herbalife Ltd.		25,524	1,434
^	Natural Health Trends Corp.	43,241	1,085
*	Darling Ingredients Inc.	86,561	1,039
	Lancaster Colony Corp.	7,181	941
*	Avon Products Inc.	113,056	664
*	USANA Health Sciences Inc.	4,077	254
			313,788
Energy (2.7%)
	Delek US Holdings Inc.	1,634,199	36,606
^	Core Laboratories NV	297,235	34,726
*	Energen Corp.	580,278	31,271
*	Resolute Energy Corp.	413,200	19,003
*	Superior Energy Services Inc.	878,995	15,532
*	PDC Energy Inc.	204,900	15,150
*	Rice Energy Inc.	731,100	14,498
*	RigNet Inc.	716,013	14,141
*	Parsley Energy Inc. Class A	394,380	13,890
*	Forum Energy Technologies Inc.	638,200	13,849
	Baker Hughes Inc.	176,500	11,134
^	RPC Inc.	501,990	10,803
*	Diamondback Energy Inc.	102,500	10,780
*	Carrizo Oil & Gas Inc.	296,499	10,484
	Cabot Oil & Gas Corp.	423,440	9,096
*	Dril-Quip Inc.	129,828	8,075
*	Matador Resources Co.	292,435	7,700
*	Newfield Exploration Co.	182,719	7,323
	Oceaneering International Inc.	248,400	6,918
*	Southwestern Energy Co.	748,038	6,740
	Range Resources Corp.	203,000	6,565
*	Gulfport Energy Corp.	286,595	5,990
*	Sanchez Energy Corp.	56,966	755
*	Chesapeake Energy Corp.	104,020	671
*	Abraxas Petroleum Corp.	118,952	294
			311,994
Financials (9.1%)
	Assured Guaranty Ltd.	1,760,796	68,513
	Nasdaq Inc.	890,982	62,850
*	MGIC Investment Corp.	5,389,653	57,400
	Assurant Inc.	530,808	51,557
*	Western Alliance Bancorp	1,012,311	49,988
	LPL Financial Holdings Inc.	1,175,793	46,209

	Financial Engines Inc.	1,172,440	45,198
*	Signature Bank	280,796	44,231
	MarketAxess Holdings Inc.	223,700	41,888
	Redwood Trust Inc.	2,661,054	41,246
	Zions Bancorporation	934,004	39,406
	MFA Financial Inc.	4,982,519	39,312
*	Affiliated Managers Group Inc.	233,953	35,645
^,* LendingTree Inc.		284,305	31,814
	Solar Capital Ltd.	1,434,019	30,430
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,663,403	30,407
	Investment Technology Group Inc.	1,500,000	30,180
	Legg Mason Inc.	821,837	26,044
	Bats Global Markets Inc.	662,767	23,495
*	SVB Financial Group	136,121	23,444
*	Texas Capital Bancshares Inc.	265,225	21,881
^	WisdomTree Investments Inc.	1,973,065	20,323
	Hilltop Holdings Inc.	623,400	17,069
*	Customers Bancorp Inc.	467,535	16,111
	Bank of the Ozarks Inc.	264,299	14,502
^,* Encore Capital Group Inc.		465,110	14,395
	MSCI Inc. Class A	139,292	11,526
*,2 eHealth Inc.		935,401	11,468
	James River Group Holdings Ltd.	256,070	10,153
*	Essent Group Ltd.	263,386	9,105
*	Pacific Premier Bancorp Inc.	215,901	8,496
*	PRA Group Inc.	180,695	7,192
*	Walker & Dunlop Inc.	222,046	6,974
	Primerica Inc.	87,630	6,612
	FactSet Research Systems Inc.	37,724	6,528
	New Residential Investment Corp.	423,500	6,416
	BGC Partners Inc. Class A	560,800	6,208
*	INTL. FCStone Inc.	167,200	6,166
	Universal Insurance Holdings Inc.	220,009	5,753
	Meta Financial Group Inc.	60,000	5,271
	OM Asset Management plc	330,200	4,656
	Wintrust Financial Corp.	61,720	4,419
^	Banc of California Inc.	270,950	4,281
*	FCB Financial Holdings Inc. Class A	88,000	4,132
*	Regional Management Corp.	158,173	3,956
	National Bank Holdings Corp. Class A	91,761	2,982
*	World Acceptance Corp.	58,068	2,849
	Capital Bank Financial Corp.	33,172	1,307
^,* Credit Acceptance Corp.		6,030	1,238
*	Donnelley Financial Solutions Inc.	46,712	1,125
^,* BofI Holding Inc.		22,443	662
*	Nationstar Mortgage Holdings Inc.	32,830	595
	Evercore Partners Inc. Class A	3,481	270
	Opus Bank	3,700	75
	PrivateBancorp Inc.	1,300	71
			1,064,024
Health Care (18.8%)
*	ABIOMED Inc.	744,681	79,212
*	ICON plc	898,089	75,493
*	Insulet Corp.	1,616,533	67,248
*	athenahealth Inc.	524,410	66,070
*	DexCom Inc.	832,634	65,903
*	Ligand Pharmaceuticals Inc.	551,369	58,451

*	Globus Medical Inc.	2,114,360	55,734
	West Pharmaceutical Services Inc.	646,005	54,671
^,* Exact Sciences Corp.		2,710,929	51,372
	Cooper Cos. Inc.	271,039	50,036
*	LifePoint Health Inc.	803,974	47,716
*	INC Research Holdings Inc. Class A	856,830	45,412
*	Molina Healthcare Inc.	738,000	41,859
*	Allscripts Healthcare Solutions Inc.	3,424,420	40,100
*	Surgical Care Affiliates Inc.	705,300	39,849
*	IDEXX Laboratories Inc.	314,509	38,474
	HealthSouth Corp.	964,200	37,430
*	Bluebird Bio Inc.	479,343	35,711
	ResMed Inc.	498,364	33,659
*	Align Technology Inc.	360,828	33,084
*	Haemonetics Corp.	815,900	32,522
*	Spectranetics Corp.	1,107,441	28,627
*	Hologic Inc.	701,132	28,417
	STERIS plc	396,711	28,099
*	Acadia Healthcare Co. Inc.	731,800	28,079
^,* Pacira Pharmaceuticals Inc.		728,814	28,023
*	Bio-Rad Laboratories Inc. Class A	142,140	27,018
*	Medidata Solutions Inc.	543,846	26,942
	Bruker Corp.	1,053,143	24,991
^,* Zeltiq Aesthetics Inc.		551,985	24,475
	Kindred Healthcare Inc.	3,541,659	23,552
*	Alkermes plc	428,085	23,164
^,* Evolent Health Inc. Class A		1,268,292	23,083
*	HealthEquity Inc.	476,125	22,021
*	Inogen Inc.	341,094	21,956
^,* TESARO Inc.		128,102	20,860
*	HMS Holdings Corp.	1,131,645	20,551
*	Ultragenyx Pharmaceutical Inc.	270,000	20,253
^,* Teladoc Inc.		997,700	19,954
*	Catalent Inc.	726,458	19,440
*	MEDNAX Inc.	280,579	19,178
*	Neogen Corp.	289,750	19,135
*	Prestige Brands Holdings Inc.	347,409	18,329
*	Jazz Pharmaceuticals plc	149,350	18,209
^,* Aduro Biotech Inc.		1,525,407	18,076
*	Cynosure Inc. Class A	335,663	17,924
	Dentsply Sirona Inc.	315,643	17,897
*	NuVasive Inc.	241,700	17,105
*	Illumina Inc.	106,800	17,099
	Patterson Cos. Inc.	408,360	16,992
*	Cerner Corp.	302,500	16,247
*	Repligen Corp.	530,702	15,942
*	Spark Therapeutics Inc.	251,106	15,835
*	QIAGEN NV	515,859	14,950
*	Cardiovascular Systems Inc.	588,136	14,527
*	AMN Healthcare Services Inc.	390,120	13,986
	Bio-Techne Corp.	134,281	13,663
*	Veeva Systems Inc. Class A	316,121	13,381
^,* Endologix Inc.		1,879,973	12,897
*	Ironwood Pharmaceuticals Inc. Class A	863,100	12,411
*	Quintiles IMS Holdings Inc.	156,958	12,320
*	Nektar Therapeutics Class A	1,015,100	12,293
*	Ionis Pharmaceuticals Inc.	273,900	12,189

*	Nevro Corp.	130,104	11,322
^,* Revance Therapeutics Inc.		555,292	11,106
*	Intuitive Surgical Inc.	15,700	10,875
*	WellCare Health Plans Inc.	74,590	10,856
	CONMED Corp.	234,590	10,460
*	Novadaq Technologies Inc.	1,497,291	10,122
	Cantel Medical Corp.	128,110	9,917
*	Akorn Inc.	518,960	9,912
*	Alnylam Pharmaceuticals Inc.	246,373	9,852
*	Blueprint Medicines Corp.	277,021	9,441
*	Charles River Laboratories International Inc.	113,614	9,180
*	Masimo Corp.	123,580	9,093
*	Neurocrine Biosciences Inc.	210,338	9,026
*	Acceleron Pharma Inc.	362,600	8,804
	Hill-Rom Holdings Inc.	145,124	8,543
*	DBV Technologies SA ADR	247,078	8,529
	Chemed Corp.	50,819	8,440
*	Luminex Corp.	400,445	8,097
*	Supernus Pharmaceuticals Inc.	284,279	7,690
*	PRA Health Sciences Inc.	130,600	7,652
*	Quidel Corp.	398,316	7,560
*	Amedisys Inc.	148,925	6,824
*	Enanta Pharmaceuticals Inc.	202,100	6,695
*	Mettler-Toledo International Inc.	15,409	6,574
*	Atara Biotherapeutics Inc.	484,155	6,512
^,* Juno Therapeutics Inc.		290,195	6,193
*	Array BioPharma Inc.	563,189	6,122
*	United Therapeutics Corp.	36,409	5,958
*	Five Prime Therapeutics Inc.	115,509	5,291
*	Emergent BioSolutions Inc.	173,529	5,253
*	FibroGen Inc.	217,500	4,926
*	OraSure Technologies Inc.	553,120	4,878
*	Exelixis Inc.	261,826	4,744
	Teleflex Inc.	23,452	3,934
*	Patheon NV	134,310	3,853
*	Penumbra Inc.	47,000	3,363
^,* AAC Holdings Inc.		415,500	3,303
*	Amphastar Pharmaceuticals Inc.	178,800	2,816
*	Anika Therapeutics Inc.	54,091	2,734
	Owens & Minor Inc.	65,996	2,368
*	Spectrum Pharmaceuticals Inc.	476,200	2,219
*	SciClone Pharmaceuticals Inc.	215,751	2,190
*	Tenet Healthcare Corp.	123,739	2,177
*	Esperion Therapeutics Inc.	174,800	2,119
*	Orthofix International NV	57,267	2,058
*	Cross Country Healthcare Inc.	117,381	1,698
*	Rigel Pharmaceuticals Inc.	779,520	1,621
	LeMaitre Vascular Inc.	71,200	1,617
*	BioCryst Pharmaceuticals Inc.	250,019	1,575
*	Medpace Holdings Inc.	42,195	1,472
*	Lexicon Pharmaceuticals Inc.	90,883	1,302
*	Infinity Pharmaceuticals Inc.	547,400	1,133
*	Cytokinetics Inc.	106,957	1,118
*	Ophthotech Corp.	228,474	1,088
*	Vanda Pharmaceuticals Inc.	75,185	1,064
*	Integra LifeSciences Holdings Corp.	25,307	1,056
	Utah Medical Products Inc.	15,470	962

*	Coherus Biosciences Inc.	26,691	745
*	Aratana Therapeutics Inc.	89,653	716
*	Civitas Solutions Inc.	33,800	619
*	American Renal Associates Holdings Inc.	29,936	575
^,* ImmunoGen Inc.		197,248	462
*	Brookdale Senior Living Inc.	30,300	454
*	Peregrine Pharmaceuticals Inc.	1,396,779	419
	Landauer Inc.	7,824	402
*	Applied Genetic Technologies Corp.	54,848	398
*	LHC Group Inc.	7,625	382
^,* Reata Pharmaceuticals Inc. Class A		13,392	333
*	Depomed Inc.	17,185	311
*	BioTelemetry Inc.	12,600	290
*	Merrimack Pharmaceuticals Inc.	82,679	257
*	Aptevo Therapeutics Inc.	104,300	208
^,* iRadimed Corp.		19,233	176
*	Sage Therapeutics Inc.	3,000	144
*	Intersect ENT Inc.	5,700	77
*	Tetraphase Pharmaceuticals Inc.	5,200	20
*	Cempra Inc.	6,300	20
*	Zafgen Inc.	3,500	15
			2,192,406
Industrials (18.4%)
*	TriNet Group Inc.	3,235,476	82,278
*	Clean Harbors Inc.	1,477,641	82,009
*	Genesee & Wyoming Inc. Class A	1,007,959	75,960
*	Kirby Corp.	1,149,091	74,059
*	Middleby Corp.	464,550	62,333
^,* Swift Transportation Co.		2,452,652	55,994
*	Teledyne Technologies Inc.	451,517	55,478
	CEB Inc.	723,104	55,281
*	WageWorks Inc.	765,046	55,198
	MSC Industrial Direct Co. Inc. Class A	530,295	54,170
*	AerCap Holdings NV	1,221,470	54,074
	Timken Co.	999,800	44,391
	Advanced Drainage Systems Inc.	1,808,879	43,594
*	Sensata Technologies Holding NV	1,029,486	43,187
	Watts Water Technologies Inc. Class A	648,411	42,795
	John Bean Technologies Corp.	490,525	42,357
	Curtiss-Wright Corp.	412,384	40,438
	AGCO Corp.	638,700	40,110
	HEICO Corp. Class A	603,335	40,001
	Tennant Co.	567,882	39,326
	Terex Corp.	1,224,200	38,930
^	GATX Corp.	654,133	37,822
*	TransUnion	1,147,705	36,187
*	IHS Markit Ltd.	859,375	33,902
	Owens Corning	580,196	32,056
	Landstar System Inc.	377,428	31,930
*	Spirit Airlines Inc.	564,710	30,517
*	Advisory Board Co.	629,848	28,658
*	Trex Co. Inc.	420,158	28,457
	Forward Air Corp.	576,971	27,804
*	Masonite International Corp.	404,840	26,962
	Wabtec Corp.	308,492	26,728
*	Proto Labs Inc.	487,096	25,573
	Acuity Brands Inc.	122,615	25,410

Heartland Express Inc.	1,199,169	24,703
KAR Auction Services Inc.	510,220	23,241
Kennametal Inc.	632,473	22,605
* SiteOne Landscape Supply Inc.	585,328	22,488
* RBC Bearings Inc.	233,494	21,629
JB Hunt Transport Services Inc.	203,705	20,183
AO Smith Corp.	401,930	19,594
* Hawaiian Holdings Inc.	376,706	19,193
Carlisle Cos. Inc.	166,130	18,126
Orbital ATK Inc.	206,600	17,964
Kaman Corp.	354,527	17,914
* TASER International Inc.	703,100	17,563
* Verisk Analytics Inc. Class A	206,700	17,082
* Rush Enterprises Inc. Class A	489,633	16,035
Albany International Corp.	335,100	15,900
Equifax Inc.	118,960	13,952
* United Rentals Inc.	105,743	13,378
Mobile Mini Inc.	406,400	13,228
Multi-Color Corp.	165,525	12,779
Huntington Ingalls Industries Inc.	62,180	12,060
Woodward Inc.	168,967	11,767
Toro Co.	180,046	10,610
Allegion plc	149,315	9,806
Spirit AeroSystems Holdings Inc. Class A	159,072	9,552
* Astronics Corp.	263,260	8,638
* Saia Inc.	175,976	8,456
* MasTec Inc.	223,201	8,314
General Cable Corp.	382,787	7,771
* Meritor Inc.	490,648	7,080
Global Brass & Copper Holdings Inc.	213,478	7,077
Wabash National Corp.	398,397	7,032
Apogee Enterprises Inc.	120,894	6,901
* Gibraltar Industries Inc.	156,074	6,852
Quad/Graphics Inc.	258,962	6,782
* HD Supply Holdings Inc.	159,998	6,768
* JetBlue Airways Corp.	340,000	6,667
Ryder System Inc.	85,770	6,656
* Continental Building Products Inc.	268,259	6,237
Ritchie Bros Auctioneers Inc.	190,634	6,184
^ Greenbrier Cos. Inc.	139,627	6,109
West Corp.	248,800	6,038
Insperity Inc.	81,483	5,826
* Kornit Digital Ltd.	345,918	5,742
Knight Transportation Inc.	161,780	5,403
Alaska Air Group Inc.	57,512	5,396
Insteel Industries Inc.	143,082	5,300
Brink's Co.	116,900	5,202
Argan Inc.	67,634	4,988
* KEYW Holding Corp.	449,808	4,503
* Echo Global Logistics Inc.	183,600	4,360
Herman Miller Inc.	138,911	4,334
Kimball International Inc. Class B	256,450	4,290
* Ply Gem Holdings Inc.	242,269	3,913
* YRC Worldwide Inc.	256,030	3,823
Knoll Inc.	138,675	3,621
Watsco Inc.	23,005	3,514
BWX Technologies Inc.	84,468	3,505

*	Roadrunner Transportation Systems Inc.	402,105	3,185
	Lennox International Inc.	17,596	2,759
	Brady Corp. Class A	75,749	2,753
^,* Energy Recovery Inc.		264,106	2,704
*	Lydall Inc.	42,280	2,579
	EnerSys	33,083	2,579
*	NCI Building Systems Inc.	160,192	2,563
	Donaldson Co. Inc.	59,210	2,502
*	Atkore International Group Inc.	92,331	2,467
*	Avis Budget Group Inc.	63,830	2,376
	Barrett Business Services Inc.	38,060	2,288
^	American Railcar Industries Inc.	32,000	1,425
*	Huron Consulting Group Inc.	31,169	1,412
*	Vectrus Inc.	62,300	1,404
*	Wesco Aircraft Holdings Inc.	89,574	1,357
	Astec Industries Inc.	16,211	1,134
	Applied Industrial Technologies Inc.	14,278	863
*	Hudson Technologies Inc.	113,507	824
	Exponent Inc.	600	35
^,* Power Solutions International Inc.		1,800	13
*	Caesarstone Ltd.	200	6
			2,145,831
Information Technology (23.4%)
*	Cadence Design Systems Inc.	4,723,137	122,943
*	Cardtronics plc Class A	1,581,251	86,305
*	Cavium Inc.	1,122,886	74,346
*	Aspen Technology Inc.	1,219,232	64,753
*	MACOM Technology Solutions Holdings Inc.	1,275,222	60,637
*,2 Callidus Software Inc.		3,177,861	58,632
*	Ultimate Software Group Inc.	283,592	54,920
*	CoStar Group Inc.	267,153	53,992
	Power Integrations Inc.	756,455	53,708
*	2U Inc.	1,527,314	51,990
*	Integrated Device Technology Inc.	2,041,458	51,424
*	Ciena Corp.	2,024,801	49,284
*	Euronet Worldwide Inc.	684,178	48,932
*	BroadSoft Inc.	1,158,541	48,659
*	GoDaddy Inc. Class A	1,327,103	47,417
*	HubSpot Inc.	881,510	45,221
	MKS Instruments Inc.	679,303	44,766
*	Tyler Technologies Inc.	278,535	40,672
	Teradyne Inc.	1,421,012	40,328
*	Entegris Inc.	2,129,107	39,921
*	Trimble Inc.	1,328,152	39,340
^,* First Solar Inc.		1,204,921	37,581
	CDW Corp.	700,697	36,093
*	Acxiom Corp.	1,327,155	34,639
*	Red Hat Inc.	414,900	31,483
*	Mobileye NV	727,767	31,265
	FLIR Systems Inc.	884,120	31,236
	CSRA Inc.	1,003,854	31,140
	SS&C Technologies Holdings Inc.	937,210	30,113
*	Gartner Inc.	291,161	28,930
*	Proofpoint Inc.	359,457	28,814
*	SPS Commerce Inc.	403,565	27,846
*	Microsemi Corp.	518,725	27,570
	Belden Inc.	355,995	27,223

*	WNS Holdings Ltd. ADR	904,631	25,728
	Brooks Automation Inc.	1,349,824	23,514
*	Guidewire Software Inc.	432,327	22,624
	MercadoLibre Inc.	120,600	22,358
*	RealPage Inc.	724,374	22,166
*	8x8 Inc.	1,397,243	22,146
	MAXIMUS Inc.	381,199	21,019
*	Stamps.com Inc.	172,800	21,004
	Cognex Corp.	306,400	20,700
	National Instruments Corp.	655,700	20,602
	Microchip Technology Inc.	301,600	20,313
	Methode Electronics Inc.	481,225	20,236
	Alliance Data Systems Corp.	85,573	19,543
*	Manhattan Associates Inc.	373,398	19,140
*	CyberArk Software Ltd.	353,300	18,746
*	Zendesk Inc.	780,879	18,686
*	Envestnet Inc.	490,180	18,529
*	Genpact Ltd.	747,965	18,460
*	Electronics For Imaging Inc.	397,210	17,851
*	Wix.com Ltd.	324,403	17,047
*	Silicon Laboratories Inc.	250,689	16,345
*	New Relic Inc.	432,706	15,664
*	Gigamon Inc.	468,737	15,539
*	ChannelAdvisor Corp.	1,109,365	15,365
*	Finisar Corp.	507,100	14,995
*	Bottomline Technologies de Inc.	574,510	14,776
^,* Stratasys Ltd.		746,831	14,727
*	Descartes Systems Group Inc.	673,542	14,717
*	WEX Inc.	128,400	14,680
*	Mellanox Technologies Ltd.	304,200	14,404
	Littelfuse Inc.	90,700	14,304
*	Super Micro Computer Inc.	525,970	13,912
*	Semtech Corp.	401,877	13,242
*	Shopify Inc. Class A	260,050	13,216
*	MaxLinear Inc.	514,229	13,154
*	Cimpress NV	154,359	13,026
*	GrubHub Inc.	293,365	12,189
*	PTC Inc.	227,943	11,983
*	Take-Two Interactive Software Inc.	219,740	11,789
*	OSI Systems Inc.	154,598	11,544
*	GTT Communications Inc.	386,175	10,909
*	Palo Alto Networks Inc.	73,200	10,801
*	NCR Corp.	247,992	10,669
*	Synchronoss Technologies Inc.	274,000	10,554
*	IPG Photonics Corp.	90,529	10,410
*	Shutterstock Inc.	191,906	10,325
*	PROS Holdings Inc.	441,100	9,872
^,* SunPower Corp. Class A		1,460,310	9,696
*	F5 Networks Inc.	71,290	9,555
*	Barracuda Networks Inc.	406,104	9,539
	Monolithic Power Systems Inc.	107,300	9,361
*	Cirrus Logic Inc.	153,974	9,288
*	Advanced Micro Devices Inc.	877,338	9,098
*	Teradata Corp.	304,971	8,954
	Science Applications International Corp.	108,514	8,835
*	Fortinet Inc.	264,400	8,794
	Booz Allen Hamilton Holding Corp. Class A	253,703	8,580

	Progress Software Corp.	303,900	8,515
*	Radware Ltd.	559,800	8,223
*	Qualys Inc.	223,800	8,034
*	Perficient Inc.	439,600	7,794
*	Akamai Technologies Inc.	113,500	7,785
^,* 3D Systems Corp.		468,194	7,721
	CSG Systems International Inc.	158,561	7,674
	Travelport Worldwide Ltd.	526,992	7,568
*	Itron Inc.	121,779	7,514
*	Virtusa Corp.	292,500	7,453
*	Extreme Networks Inc.	1,340,557	7,413
*	Q2 Holdings Inc.	224,300	7,122
*	Arista Networks Inc.	74,745	7,026
*	ANSYS Inc.	74,600	6,957
*	Rapid7 Inc.	556,200	6,936
^,* Impinj Inc.		195,326	6,877
*	Electronic Arts Inc.	81,200	6,775
*	Imperva Inc.	157,600	6,580
*	Pandora Media Inc.	498,900	6,486
*	Cornerstone OnDemand Inc.	153,660	6,252
*	A10 Networks Inc.	753,783	6,008
	Hackett Group Inc.	349,900	5,686
^,* Twilio Inc. Class A		194,100	5,596
	EarthLink Holdings Corp.	864,729	5,543
*	Five9 Inc.	357,186	5,522
^,* Unisys Corp.		428,320	5,504
*	Tableau Software Inc. Class A	113,000	5,406
*	Plexus Corp.	97,800	5,311
*	EPAM Systems Inc.	80,600	5,187
*	Synaptics Inc.	87,757	4,948
^,* Nutanix Inc.		162,821	4,929
*	LivePerson Inc.	652,912	4,766
	TeleTech Holdings Inc.	157,042	4,648
*	Amkor Technology Inc.	471,885	4,440
*	Paycom Software Inc.	92,500	4,277
*	Nimble Storage Inc.	471,200	4,038
*	Trivago NV ADR	335,330	3,890
	NIC Inc.	155,285	3,742
*	Sykes Enterprises Inc.	128,871	3,599
*	FireEye Inc.	264,400	3,583
*	RingCentral Inc. Class A	131,000	3,059
*	Carbonite Inc.	174,264	3,006
	Avnet Inc.	64,200	2,981
*	Brightcove Inc.	412,565	2,970
*	Care.com Inc.	344,986	2,912
*	Lumentum Holdings Inc.	76,032	2,885
*	PDF Solutions Inc.	109,954	2,475
*	Apptio Inc. Class A	177,140	2,452
*	Inphi Corp.	52,610	2,411
	Western Digital Corp.	30,000	2,392
*	Square Inc.	142,175	2,079
*	Synopsys Inc.	30,081	1,892
*	CommScope Holding Co. Inc.	49,029	1,854
	Monotype Imaging Holdings Inc.	76,113	1,667
*	NETGEAR Inc.	25,789	1,467
*	Workiva Inc.	115,148	1,451
*	Jive Software Inc.	378,129	1,437

*	Zebra Technologies Corp.	17,030	1,425
*	Box Inc.	75,651	1,291
*	Ellie Mae Inc.	14,215	1,176
*	ShoreTel Inc.	167,418	1,164
*	Avid Technology Inc.	203,067	1,086
*	Travelzoo Inc.	116,721	1,068
*	Amber Road Inc.	102,000	903
*	ePlus Inc.	7,800	874
*	NeoPhotonics Corp.	76,009	832
	ADTRAN Inc.	30,601	670
*	Guidance Software Inc.	90,300	656
*	Angie's List Inc.	82,493	517
	InterDigital Inc.	5,209	487
^,* Acacia Communications Inc.		7,680	447
*	Lattice Semiconductor Corp.	59,607	429
	Intersil Corp. Class A	15,600	350
*	Eastman Kodak Co.	16,100	216
*	InvenSense Inc.	7,600	96
*	Paylocity Holding Corp.	1,400	43
*	Allot Communications Ltd.	7,300	36
*	Infinera Corp.	1,200	11
*	Digimarc Corp.	400	11
*	SecureWorks Corp. Class A	800	8
			2,733,860
Materials (3.8%)
	PolyOne Corp.	1,642,963	56,041
	Minerals Technologies Inc.	667,562	53,505
	RPC Group plc	3,851,370	52,010
^	Methanex Corp.	843,836	42,234
	Smurfit Kappa Group plc	1,359,569	35,636
	Graphic Packaging Holding Co.	2,559,798	32,023
	Ashland Global Holdings Inc.	181,005	21,545
*	Axalta Coating Systems Ltd.	689,460	19,994
	Quaker Chemical Corp.	112,715	14,484
	Balchem Corp.	148,321	12,643
	Chemours Co.	357,351	9,441
*	Owens-Illinois Inc.	461,997	8,732
	Trinseo SA	127,246	8,239
*	Forterra Inc.	393,700	7,575
*	Crown Holdings Inc.	137,146	7,429
*	Koppers Holdings Inc.	179,617	7,266
	Steel Dynamics Inc.	200,039	6,763
	Rayonier Advanced Materials Inc.	418,579	5,680
	Martin Marietta Materials Inc.	23,400	5,373
*	Coeur Mining Inc.	456,789	5,322
	Huntsman Corp.	246,678	5,030
	Worthington Industries Inc.	104,565	4,997
	Stepan Co.	56,653	4,425
	Sealed Air Corp.	74,091	3,593
^	Valvoline Inc.	122,405	2,834
*	Ryerson Holding Corp.	222,130	2,355
*	Louisiana-Pacific Corp.	61,657	1,179
	Innophos Holdings Inc.	22,438	1,091
*	OMNOVA Solutions Inc.	23,600	215
			437,654

Other (1.6%)
^,3 Vanguard Small-Cap ETF		960,503	125,759
^,3 Vanguard Small-Cap Growth ETF		384,700	52,596
*,4 Dropbox Private Placement		378,066	4,234
* Dyax Corp CVR Expire 12/31/2019		134,316	149
			182,738
Real Estate (2.0%)
LaSalle Hotel Properties		1,417,400	42,763
Douglas Emmett Inc.		917,616	34,723
Outfront Media Inc.		1,179,970	32,367
PS Business Parks Inc.		197,644	22,144
National Storage Affiliates Trust		742,060	16,511
QTS Realty Trust Inc. Class A		272,246	13,718
STAG Industrial Inc.		440,600	10,195
Ryman Hospitality Properties Inc.		137,079	8,387
Omega Healthcare Investors Inc.		236,027	7,569
Medical Properties Trust Inc.		581,672	7,416
Gaming and Leisure Properties Inc.		219,020	6,928
Sabra Health Care REIT Inc.		263,531	6,694
Care Capital Properties Inc.		260,666	6,441
Washington Prime Group Inc.		635,515	6,133
DuPont Fabros Technology Inc.		110,682	5,255
Senior Housing Properties Trust		268,785	5,120
* Forestar Group Inc.		119,176	1,555
Hersha Hospitality Trust Class A		53,952	1,079
Potlatch Corp.		20,300	836
			235,834
Telecommunication Services (0.9%)
* Vonage Holdings Corp.		8,121,371	57,581
* SBA Communications Corp. Class A		210,700	22,178
Cogent Communications Holdings Inc.		260,007	10,868
* Cincinnati Bell Inc.		88,800	2,038
Windstream Holdings Inc.		234,077	1,891
* General Communication Inc. Class A		87,063	1,752
* Zayo Group Holdings Inc.		31,532	1,008
* Boingo Wireless Inc.		73,431	859
IDT Corp. Class B		23,187	445
Consolidated Communications Holdings Inc.		10,195	268
Inteliquent Inc.		1,000	23
			98,911
Utilities (0.2%)
^ 8Point3 Energy Partners LP Class A		1,728,749	23,407
Southwest Gas Holdings Inc.		42,922	3,458
^ Spark Energy Inc. Class A		71,010	1,836
			28,701
Total Common Stocks (Cost $9,183,938)			11,328,347
	Coupon
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.3%)
5,6 Vanguard Market Liquidity Fund	0.856%	4,995,037	499,554

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Repurchase Agreement (0.4%)
	Deutsche Bank Securities, Inc.
	(Dated 1/31/17, Repurchase Value
	$51,601,000, collateralized by Government
	National Mortgage Assn. 2.500%-4.000%,
	6/20/27-11/15/46, with a value of
	$52,632,000)	0.540%	2/1/17	51,600	51,600

U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	0.381%-0.486%	3/9/17	400	400
7	United States Treasury Bill	0.574%	5/11/17	3,000	2,996
7	United States Treasury Bill	0.587%	5/18/17	2,700	2,696
7	United States Treasury Bill	0.577%-0.597%	5/25/17	5,700	5,690
					11,782
Total Temporary Cash Investments (Cost $562,918)					562,936
Total Investments (102.0%) (Cost $9,746,856)					11,891,283
Other Assets and Liabilities-Net (-2.0%)[6]					(230,347)
Net Assets (100%)					11,660,936

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $178,531,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 3.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.0% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $182,845,000 of collateral received for securities on loan.
7 Securities with a value of $9,396,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,212,961	111,003	4,383
Temporary Cash Investments	499,554	63,382	—
Futures Contracts—Assets[1]	1,376	—	—
Total	11,713,891	174,385	4,383

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	2,279	154,915	(2,013)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At January 31, 2017, the cost of investment securities for tax purposes was $9,746,856,000. Net unrealized appreciation of investment securities for tax purposes was $2,144,427,000, consisting of unrealized gains of $2,502,656,000 on securities that had risen in value since their purchase and $358,229,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

				Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	Jan. 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Callidus Software Inc.	NA2	11,672	7,859	—	—	58,632
eHealth Inc.	7,324	—	—	—	—	11,468
H&E Equipment Services Inc.	27,559	—	32,223	—	—	—
Information Services Group Inc.	8,649	147	8,178	—	—	—
MarineMax Inc.	28,588	1,467	24,880	—	—	—
National CineMedia Inc.	NA2	23,268	13,572	—	—	50,639
Vanguard Market Liquidity Fund	504,433	NA3	NA3	687	—	499,554
Vanguard Small-Cap ETF	90,564	218,849	198,094	573	—	125,759
Vanguard Small-Cap Growth ETF	47,964	—	—	240	—	52,596
Total	715,081			1,500	—	798,648

1 Includes net realized gain (loss) on affiliated investment securities sold of ($9,167,000).
2 Not applicable—at October 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications
VANGUARD EXPLORER FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	March 22, 2017
VANGUARD EXPLORER FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	March 22, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.